PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Cash Reserves for the six-month period ended October 31, 1998. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00.* It invests exclusively in a portfolio of securities issued or guaranteed by the U.S. government or its agencies. Of course, the fund itself is not guaranteed.

During the six-month reporting period, dividends paid to shareholders totaled $19.4 million, or $0.03 per share. At the end of the reporting period, fund assets totaled $843 million.

Thank you for participating in the daily income opportunities of Automated Government Cash Reserves as a high-quality cash investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1998

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT REVIEW

Automated Government Cash Reserves, which is rated AAAm by Standard & Poor's Rating Services ("S&P")* and Aaa by Moody's Investors Service, Inc. ("Moody's"),** is invested in U.S. Treasury and U.S. Government agency obligations only. Although the fund has maintained a Treasury position due to narrow agency yield spreads over Treasuries, the fund continues to invest in issues of the Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Tennesee Valley Authority. The fund does not invest in repurchase agreements, and is managed to provide distributions which are exempt from state and local taxes. Recently, the fund has been managed with a somewhat conservative average maturity of 30-40 days.

Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong-albeit slowing from its torrid 5.5% pace of growth in the first quarter-market participants were content with the idea that the Federal Reserve Board ("Fed") would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia became apparent-particularly in the manufacturing sector-over the second quarter. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economies as a result of the remote Asian crisis now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this reporting period.

Expectations regarding the direction of the next change in monetary policy did an abrupt about-face over the reporting period. The Fed adopted a tightening bias in March, a reflection of their underlying concern about inflationary pressures. By August, the Fed had removed its tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however, market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy along as a result of the world economic struggles had begun to grow. This expectation intensified throughout September, and at the September 29 Federal Open
Market Committee ("FOMC") meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis point ease on October 15-an intermeeting decision that surprised some market participants-which brought the Fed funds target rate down to 5%. The Fed also voted to cut the discount rate by the same magnitude, from 5% to 43/4%, at that time. In mid-November, shortly after the end of the reporting period, the Fed voted once again at its November 17th FOMC meeting to reduce the Fed funds target rate and the discount rate by 25 basis points. These moves were a reflection of concern over the potential economic impact that the crises in foreign economies would have on U.S. domestic growth as well as with the liquidity/credit crisis evident in the fixed income markets.

* The rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings.

** Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Short-term interest rates reflected the turmoil and shift in monetary policy over the period. From May through August, the yield on the three-month Treasury bill traded within a range of 5 - 51/4%, driven by technical supply factors rather than market sentiment. By mid-August, however, the trouble in Asian economies had broadened to include Russia and Latin America, and a flight-to-quality to U.S. Treasury securities from investors seeking a safe haven became evident. The three-month bill declined steadily in ensuing weeks to 3.6% in mid-October, around the time of the second easing step by the Fed. The yield decline was exacerbated by the overall decline in issuance of Treasury securities due to the improving Federal budget picture. The sudden inter-meeting move by the Fed had the desired affect of calming the turbulent financial markets, however, and the three-month bill retraced some of the flight-to-quality influence to end the period at 4.4%. The U.S. government agency market had less of a flight-to-quality influence in general, but still declined sharply in yield over the period. The three-month agency discount note began the period at 5.45% and traded within a very narrow range until late August. At that point, the yield dropped steadily to close to 4.70% by mid-October, and, similar to the Treasury market, retraced some of that movement to end the reporting period at 4.9%.

The fund was managed within a 35- to 45-day average maturity target range over the period, and attempted to maximize performance through ongoing relative value analysis. The fund's portfolio continues to be barbelled in structure, which has provided a competitive yield. Close to one-third of the fund is invested in U.S. government agency floating rate notes, including a masternote agreement designed to facilitate portfolio liquidity, which in addition to short-term agency discount notes, comprise the short end of the barbell. The fund combines this short position with Treasury and agency securities with longer maturities of 6 to 12 months. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. Government market.

PORTFOLIO OF INVESTMENTS

AUTOMATED GOVERNMENT CASH RESERVES
OCTOBER 31, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                                   VALUE
SHORT-TERM GOVERNMENT AND AGENCY OBLIGATIONS--102.1%
$ 21,000,000 Federal Farm Credit Bank Notes, 5.500% - 5.700%, 11/3/1998 - 6/1/1999                    $ 21,025,222
 104,500,000 (a)Federal Farm Credit Bank, Discount Notes, 4.750% - 5.280%, 11/9/1998 - 7/7/1999        103,949,615
  38,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 4.999% - 5.354%, 11/24/1998 -
             12/1/1998                                                                                  37,980,790
  13,400,000 Federal Home Loan Bank Notes, 5.000% - 5.705%, 5/5/1999 - 10/27/1999                       13,397,052
 301,261,000 (a)Federal Home Loan Bank, Discount Notes, 4.610% - 5.375%, 11/4/1998 - 5/19/1999         298,824,041
 140,000,000 (b)Federal Home Loan Bank, Floating Rate Notes, 4.610% - 5.458%, 11/4/1998 - 11/26/1998   139,957,445
  23,300,000 Student Loan Marketing Association, Floating Rate Master Note, 4.920%, 11/10/1998          23,300,000
  40,000,000 (a) Student Loan Marketing Association, Discount Note, 5.420%, 11/2/1998                   39,993,978
  52,000,000 (b)Student Loan Marketing Association, Floating Rate Notes, 4.380% - 5.190%,
             11/4/1998 - 11/10/1998                                                                     51,992,910
  23,700,000 Student Loan Marketing Association, Notes, 5.400% - 5.720%, 11/20/1998 - 9/16/1999         23,697,307
 107,000,000 (a)Tennessee Valley Authority, Discount Notes, 4.750% - 4.760%, 11/6/1998 - 11/24/1998    106,807,549
               TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                               $860,925,909

(a) The issue shows the rate of discount at time of purchase.
(b) Floating rate note with current rate and next reset date shown.
(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($843,105,972) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

AUTOMATED GOVERNMENT CASH RESERVES
OCTOBER 31, 1998 (UNAUDITED)


ASSETS:
Total investments in securities, at amortized cost and value                     $860,925,909
Cash                                                                                  294,562
Income receivable                                                                   2,532,678
Receivable for shares sold                                                              5,323
Total assets                                                                      863,758,472
LIABILITIES:
Payable for investments purchased                                   $17,000,000
Income distribution payable                                           3,399,299
Accrued expenses                                                        253,201
Total liabilities                                                                  20,652,500
NET ASSETS for 843,105,972 shares outstanding                                    $843,105,972
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$843,105,972 / 843,105,972 shares outstanding                                           $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

AUTOMATED GOVERNMENT CASH RESERVES
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                               $21,740,223
EXPENSES:
Investment advisory fee                                  $ 1,979,535
Administrative personnel and services fee                    298,514
Custodian fees                                                22,304
Transfer and dividend disbursing agent fees and expenses      30,618
Directors'/Trustees' fees                                      2,961
Auditing fees                                                  6,521
Portfolio accounting fees                                     86,515
Shareholder services fee                                     989,767
Share registration costs                                      31,336
Printing and postage                                              60
Insurance premiums                                             2,325
Total expenses                                             3,450,456
Waivers --
Waiver of investment advisory fee                         (1,097,928)
Net expenses                                                             2,352,528
Net investment income                                                  $19,387,695

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
AUTOMATED GOVERNMENT CASH RESERVES

                                                                          SIX MONTHS
                                                                             ENDED
                                                                          OCTOBER 31,
                                                                              1998          YEAR ENDED
                                                                          (UNAUDITED)     APRIL 30, 1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                   $    19,387,695   $    32,248,285
Change in net assets resulting from operations                               19,387,695        32,248,285
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                    (19,387,695)      (32,248,285)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                              1,709,635,118     2,683,714,972
Net asset value of shares issued to shareholders in payment of
  distributions declared                                                      3,908,678         7,455,465
Cost of shares redeemed                                                  (1,532,637,873)   (2,692,041,423)
Change in net assets resulting from share transactions                      180,905,923          (870,986)
Change in net assets                                                        180,905,923          (870,986)
NET ASSETS:
Beginning of period                                                         662,200,049       663,071,035
End of period                                                           $   843,105,972   $   662,200,049

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

AUTOMATED GOVERNMENT CASH RESERVES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         OCTOBER 31,
                                             1998                      YEAR ENDED APRIL 30,
                                         (UNAUDITED)    1998       1997       1996       1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.03       0.05       0.05       0.05       0.05       0.03
LESS DISTRIBUTIONS
Distributions from net investment income      (0.03)     (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(A)                                2.49%      5.08%      4.90%      5.24%      4.68%      2.77%
RATIOS TO AVERAGE NET ASSETS
Expenses                                       0.59%*     0.60%      0.59%      0.58%      0.58%      0.57%
Net investment income                          4.90%*     4.96%      4.80%      5.12%      4.70%      2.75%
Expense waiver/reimbursement(b)                0.28%*     0.27%      0.29%      0.30%      0.32%      0.09%
SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                            $843,106   $662,200   $663,071   $603,136   $603,849   $457,944

* Computed on an annualized basis.
(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

AUTOMATED GOVERNMENT CASH RESERVES

OCTOBER 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees (the "Trustee") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $843,105,972.

Transactions in shares were as follows:

                                                                    SIX MONTHS
                                                                       ENDED
                                                                     OCTOBER 31,     YEAR ENDED
                                                                        1998       APRIL 30, 1998
Shares sold                                                         1,709,635,118   2,683,714,972
Shares issued to shareholders in payment of distributions declared      3,908,678       7,455,465
Shares redeemed                                                    (1,532,637,873) (2,692,041,423)
Net change resulting from share transactions                          180,905,923        (870,986)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Fserv, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

William J. Copeland

J. Christopher Donahue

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr., Esq.

Glen R. Johnson

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors

AUTOMATED GOVERNMENT CASH RESERVES

Semi-Annual Report
to Shareholders
October 31, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314186107
0112708 (12/98)

[Graphic]







PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Treasury Cash Reserves for the six-month period ended October 31, 1998. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues competitive income, a high level of liquidity, and a stable net asset value of $1.00*-all through a portfolio of U.S. Treasury obligations.

During the six-month reporting period, dividends paid to shareholders totaled $8.3 million, or $0.02 per share. At the end of the reporting period, net assets reached $352 million.

Thank you for your participation in the daily income opportunities of Automated Treasury Cash Reserves. Your questions, comments, or suggestions are always welcome.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1998

 * An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT REVIEW

Automated Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Rating Services ("S&P")* and Aaa by Moody's Investors Service, Inc. ("Moody's"),** is invested only in direct issues of the U.S. Treasury. The fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity is maintained by including a laddered position of short-term Treasury securities.

Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong-albeit slowing from its torrid 5.5% pace of growth in the first quarter-market participants were content with the idea that the Federal Reserve Board (the "Fed")would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia became apparent-particularly in the manufacturing sector-over the second quarter. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economies as a result of the remote Asian crisis, now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this reporting period.

Expectations regarding the direction of the next change in monetary policy did an abrupt about-face over the reporting period. The Fed adopted a tightening bias in March, a reflection of their underlying concern about inflationary pressures. By August, the Fed had removed its tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however, market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy along as a result of the world economic struggles had begun to grow. This expectation intensified throughout September, and at the September 29 Federal Open Market Committee ("FOMC") meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis point ease on October 15-an intermeeting decision that surprised some market participants -which brought the Fed funds target rate down to 5%. The Fed also voted to cut the discount rate by the same magnitude, from 5% to 43/4%, at that time. In mid-November, shortly after the end of the reporting period, the Fed voted once again at its November 17th FOMC meeting to reduce the Fed funds target rate and the discount rate by 25 basis points. These moves were a reflection of concern over the potential economic impact that the crises in foreign economies would have on U.S. domestic growth as well as with the liquidity/credit crisis evident in the fixed income markets.

Short-term interest rates reflected the turmoil and shift in monetary policy over the period. From May through August, the yield on the three-month Treasury bill traded within a range of 5 - 51/4%, driven by technical supply factors rather than market sentiment. By mid-August, however, the trouble in Asian economies had broadened to include Russia and Latin America, and a flight-to-quality to U.S. Treasury securities from investors seeking a safe haven became evident. The three-month bill declined steadily in ensuing weeks to 3.6% in mid-October, around the time of the second easing step by the Fed. The yield decline was exacerbated by the overall decline in issuance of Treasury securities due to the improving Federal budget picture. The sudden inter-meeting move by the Fed had the desired affect of calming the turbulent financial markets, however, and the three-month bill retraced some of the flight-to-quality influence to end the period at 4.4%.

The fund's average maturity over the period was driven not only by fundamental factors, such as the outlook for the U.S. economy and expectations regarding the Fed, but by technical factors relating to the issuance of Treasury securities. The fund attempts to maximize performance through ongoing relative value analysis, and actively trades the portfolio holdings to help achieve that goal.

 * The rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings.

 ** Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change.

PORTFOLIO OF INVESTMENTS

AUTOMATED TREASURY CASH RESERVES
OCTOBER 31, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                    VALUE
U.S. TREASURY OBLIGATIONS--86.9%
(A)U.S. TREASURY BILLS--11.0%
$ 21,000,000   3.640% - 4.265%, 1/7/1999                $ 20,850,060
  11,000,000   4.020% - 4.760%, 1/14/1999                 10,898,456
   7,000,000   4.410%, 1/21/1999                           6,932,257
               Total                                      38,680,773
U.S. TREASURY NOTES--75.9%
 112,000,000   5.500% - 8.875%, 11/15/1998               112,048,691
  63,000,000   5.125% - 5.625%, 11/30/1998                63,044,846
  28,000,000   5.875%, 1/31/1999                          28,108,050
  36,000,000   5.500% - 5.875%, 2/28/1999                 36,104,411
  28,000,000   6.250%, 3/31/1999                          28,189,444
               Total                                     267,495,442
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B) $306,176,215

 (a) Each issue shows the rate of discount at the time of purchase.
 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($352,193,069) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

AUTOMATED TREASURY CASH RESERVES
OCTOBER 31, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at amortized cost and value                       $ 306,176,215
Cash                                                                                 109,337,048
Income receivable                                                                      8,582,129
Receivable for investments sold                                                       46,553,023
Receivable for shares sold                                                                   121
Total assets                                                                         470,648,536
LIABILITIES:
Payable for investments purchased                                   $116,963,393
Income distribution payable                                            1,411,850
Accrued expenses                                                          80,224
Total liabilities                                                                    118,455,467
NET ASSETS for 352,193,069 shares outstanding                                      $ 352,193,069
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$352,193,069 / 352,193,069 shares outstanding                                              $1.00

(See Notes which are an integral part of the Financial Statements) STATEMENT OF OPERATIONS

AUTOMATED TREASURY CASH RESERVES
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                        $9,396,065
EXPENSES:
Investment advisory fee                                             $  898,821
Administrative personnel and services fee                              135,542
Custodian fees                                                           8,239
Transfer and dividend disbursing agent fees and expenses                16,771
Directors'/Trustees' fees                                                2,949
Auditing fees                                                            6,675
Legal fees                                                                 723
Portfolio accounting fees                                               51,297
Shareholder services fee                                               449,410
Share registration costs                                                14,859
Printing and postage                                                     2,888
Insurance premiums                                                       1,812
Total expenses                                                       1,589,986
Waivers--
Waiver of investment advisory fee                        $(475,449)
Waiver of shareholder services fee                         (53,929)
Total waivers                                                         (529,378)
Net expenses                                                                     1,060,608
Net investment income                                                           $8,335,457

(See Notes which are an integral part of the Financial Statements) STATEMENT OF CHANGES IN NET ASSETS
AUTOMATED TREASURY CASH RESERVES

                                                          SIX MONTHS
                                                            ENDED
                                                       OCTOBER 31, 1998      YEAR ENDED
                                                          (UNAUDITED)       APRIL 30, 1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                   $   8,335,457      $  13,779,256
Change in net assets resulting from operations              8,335,457         13,779,256
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                   (8,335,457)       (13,779,256)
Change in net assets resulting from distributions
 to shareholders                                           (8,335,457)       (13,779,256)
SHARE TRANSACTIONS--
Proceeds from sale of shares                              595,330,365        960,937,612
Net asset value of shares issued to shareholders in
 payment of distributions declared                          2,170,115          3,712,096
Cost of shares redeemed                                  (575,213,674)      (924,269,512)
Change in net assets resulting from share transactions     22,286,806         40,380,196
Change in net assets                                       22,286,806         40,380,196
NET ASSETS:
Beginning of period                                       329,906,263        289,526,067
End of period                                           $ 352,193,069      $ 329,906,263

(See Notes which are an integral part of the Financial Statements) FINANCIAL HIGHLIGHTS

AUTOMATED TREASURY CASH RESERVES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         OCTOBER 31,
                                             1998                YEAR ENDED APRIL 30,
                                         (UNAUDITED)     1998       1997      1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00       $ 1.00    $ 1.00     $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.02         0.05      0.05       0.05      0.04      0.03
LESS DISTRIBUTIONS
Distributions from net investment income    (0.02)       (0.05)    (0.05)     (0.05)    (0.04)    (0.03)
NET ASSET VALUE, END OF PERIOD             $ 1.00       $ 1.00    $ 1.00     $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(A)                              2.34%        4.81%     4.71%      5.04%     4.37%     2.58%
RATIOS TO AVERAGE NET ASSETS
Expenses                                     0.59%*       0.59%     0.57%      0.57%     0.56%     0.57%
Net investment income                        4.64%*       4.70%     4.63%      4.92%     4.29%     2.55%
Expense waiver/reimbursement(b)              0.29%*       0.30%     0.34%      0.37%     0.32%     0.13%
SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $352,193     $329,906  $289,526   $260,688  $167,508  $190,840

 *  Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

AUTOMATED TREASURY CASH RESERVES

OCTOBER 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

RECLASSIFICATION

Certain amounts in the 1997 financial statements have been reclassified to conform to the 1998 presentation.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees (the "Trustee") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $352,193,069.
Transactions in shares were as follows:

                                                                    SIX MONTHS
                                                                      ENDED
                                                                    OCTOBER 31,   YEAR ENDED
                                                                       1998        APRIL 30,
                                                                    (UNAUDITED)      1998
Shares sold                                                         595,330,365   960,937,612
Shares issued to shareholders in payment of distributions declared    2,170,115     3,712,096
Shares redeemed                                                    (575,213,674) (924,269,512)
Net change resulting from share transactions                         22,286,806    40,380,196


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE
Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES
John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

William J. Copeland

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr., Esq.

Glen R. Johnson

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[GRAPHIC]

AUTOMATED TREASURY CASH RESERVES

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com
Cusip 314186404
2112509 (12/98)

[GRAPHIC]








PRESIDENT'S MESSAGE
Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for U.S. Treasury Cash Reserves for the six-month period ended October 31, 1998. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund continues to pursue competitive income, a high level of liquidity, and a stable net asset value of $1.00* -- all through a portfolio consisting primarily of U.S. Treasury bills and notes.

During the six-month reporting period, dividends paid to shareholders of Institutional Shares totaled $34.6 million, or $0.03 per share. Dividends paid to shareholders of Institutional Service Shares totaled $17.5 million, or $0.02 per share. Net assets reached the $2 billion level at the end of the reporting period.

Thank you for participating in the daily income opportunities of U.S. Treasury Cash Reserves. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1998

 * An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT REVIEW

U.S. Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Rating Services ("S&P")* and Aaa by Moody's Investors Service, Inc. ("Moody's")** is invested only in direct issues of the U.S. Treasury. The Fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity is maintained by including a laddered position of short-term Treasury securities.

Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong-albeit slowing from its torrid 5.5% pace of growth in the first quarter-market participants were content with the idea that the Federal Reserve Board (the "Fed") would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia became apparent-particularly in the manufacturing sector-over the second quarter. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economies as a result of the remote Asian crisis, now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this reporting period.

Expectations regarding the direction of the next change in monetary policy did an abrupt about-face over the reporting period. The Fed adopted a tightening bias in March, a reflection of their underlying concern about inflationary pressures. By August, the Fed had removed its tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however, market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy along as a result of the world economic struggles had begun to grow. This expectation intensified throughout September, and at the September 29 Federal Open
Market Committee (FOMC") meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis point ease on October 15 - an intermeeting decision that surprised some market participants - which brought the Fed funds target rate down to 5%. The Fed also voted to cut the discount rate by the same magnitude, from 5% to 43/4%, at that time. In mid-November, shortly after the end of the reporting period, the Fed voted once again at its November 17th FOMC meeting to reduce the Fed funds target rate and the discount rate by 25 basis points. These moves were a reflection of concern over the potential economic impact that the crises in foreign economies would have on U.S. domestic growth as well as with the liquidity/ credit crisis evident in the fixed income markets.

Short-term interest rates reflected the turmoil and shift in monetary policy over the period. From May through August, the yield on the three-month Treasury bill traded within a range of 5-51/4%, driven by technical supply factors rather than market sentiment. By mid-August, however, the trouble in Asian economies had broadened to include Russia and Latin America, and a flight-to-quality to U.S. Treasury securities from investors seeking a safe haven became evident. The three-month bill declined steadily in ensuing weeks to 3.6% in mid-October, around the time of the second easing step by the Fed. The yield decline was exacerbated by the overall decline in issuance of Treasury securities due to the improving Federal budget picture. The sudden intermeeting move by the Fed had the desired affect of calming the turbulent financial markets, however, and the three-month bill retraced some of the flight-to-quality influence to end the period at 4.4%.

The Fund's average maturity over the period was driven not only by fundamental factors, such as the outlook for the U.S. economy and expectations regarding the Fed, but by technical factors relating to the issuance of Treasury securities. The Fund attempts to maximize performance through ongoing relative value analysis, and actively trades the portfolio holdings to help achieve that goal.

 * This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change, and do not remove market risks.

 ** Money market funds and bond funds dated Aaa by Moody's are judged to be an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

PORTFOLIO OF INVESTMENTS
U.S. TREASURY CASH RESERVES
OCTOBER 31, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                     VALUE
U.S. TREASURY OBLIGATIONS--87.5%
(A)U.S. TREASURY BILLS--17.3%
$ 15,000,000 3.870%, 11/5/1998                        $   14,993,550
  21,000,000 4.920% - 4.930%, 11/12/1998                  20,968,396
   7,000,000 4.050%, 12/10/1998                            6,969,288
   7,000,000 4.130% - 4.900%, 12/17/1998                   6,957,156
 182,000,000 3.640% - 4.470%, 1/7/1999                   180,620,182
  94,000,000 3.500% - 4.760%, 1/14/1999                   93,171,570
  82,000,000 3.840% - 4.410%, 1/21/1999                   81,245,051
              TOTAL                                      404,925,193
U.S. TREASURY NOTES--70.2%
 678,000,000 5.500% - 8.875%, 11/15/1998                 678,257,065
 384,074,000 5.125% - 5.625%, 11/30/1998                 384,370,192
 172,000,000 5.875%, 1/31/1999                           172,663,736
  20,000,000 8.875%, 2/15/1999                            20,212,790
 219,000,000 5.500% - 5.875%, 2/28/1999                  219,633,766
 172,000,000 6.250%, 3/31/1999                           173,163,729
             TOTAL                                     1,648,301,278
             TOTAL INVESTMENTS (AT AMORTIZED COST)(B) $2,053,226,471

 (a) Each issue shows the rate of discount at the time of purchase.
 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,347,112,463) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
U.S. TREASURY CASH RESERVES
OCTOBER 31, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at amortized cost and value                      $2,053,226,471
Cash                                                                                 644,852,874
Income receivable                                                                     51,534,158
Receivable for investments sold                                                      300,048,529
Total assets                                                                       3,049,662,032
LIABILITIES:
Payable for shares redeemed                                        $692,778,842
Income distribution payable                                           9,410,250
Accrued expenses                                                        360,477
Total liabilities                                                                    702,549,569
NET ASSETS for 2,347,112,463 shares outstanding                                   $2,347,112,463
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$1,514,053,922 / 1,514,053,922 shares outstanding                                          $1.00
INSTITUTIONAL SERVICE SHARES:
$833,058,541 / 833,058,541 shares outstanding                                              $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
U.S. TREASURY CASH RESERVES
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                             $55,149,360
EXPENSES:
Investment advisory fee                                                 $ 4,230,676
Administrative personnel and services fee                                   797,482
Custodian fees                                                               47,226
Transfer and dividend disbursing agent fees and expenses                    104,602
Directors'/Trustees' fees                                                     8,153
Auditing fees                                                                 6,655
Legal fees                                                                    3,668
Portfolio accounting fees                                                    99,657
Shareholder services fee--Institutional Shares                            1,726,918
Shareholder services fee--Institutional Service Shares                      917,254
Share registration costs                                                     65,540
Printing and postage                                                         10,184
Insurance premiums                                                            6,480
Miscellaneous                                                                 4,317
Total expenses                                                            8,028,812
Waivers --
Waiver of investment advisory fee                        $(3,222,764)
Waiver of shareholder services fee--Institutional
Shares                                                    (1,726,918)
Total waivers                                                            (4,949,682)
Net expenses                                                                           3,079,130
Net investment income                                                                $52,070,230

(See Notes which are an integral part of the Financial Statements) STATEMENT OF CHANGES IN NET ASSETS
U.S. TREASURY CASH RESERVES

                                                                     SIX MONTHS
                                                                       ENDED
                                                                     OCTOBER 31,
                                                                        1998            YEAR ENDED
                                                                      (UNAUDITED)      APRIL 30, 1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                             $    52,070,230   $    89,271,752
Change in net assets resulting from operations                         52,070,230        89,271,752
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Institutional Shares                                                  (34,605,210)      (63,939,786)
Institutional Service Shares                                          (17,465,020)      (25,331,966)
Change in net assets resulting from distributions to shareholders     (52,070,230)      (89,271,752)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                        3,568,466,552     6,778,715,401
Net asset value of shares issued to shareholders in
payment of distributions declared                                       4,889,984         9,676,916
Cost of shares redeemed                                            (3,154,475,179)   (6,437,576,516)
Change in net assets resulting from share transactions                418,881,357       350,815,801
Change in net assets                                                  418,881,357       350,815,801
NET ASSETS:
Beginning of period                                                 1,928,231,106     1,577,415,305
End of period                                                     $ 2,347,112,463   $ 1,928,231,106

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES
U.S. TREASURY CASH RESERVES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         OCTOBER 31,
                                            1998                 YEAR ENDED APRIL 30,
                                         (UNAUDITED)        1998     1997        1996      1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00         $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.03           0.05        0.05       0.05       0.05       0.03
LESS DISTRIBUTIONS
Distributions from net
investment income                           (0.03)         (0.05)      (0.05)     (0.05)     (0.05)     (0.03)
NET ASSET VALUE, END OF PERIOD             $ 1.00         $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(A)                              2.54%          5.23%       5.10%      5.43%      4.75%      2.95%
RATIOS TO AVERAGE NET ASSETS
Expenses                                     0.20%*         0.20%       0.20%      0.20%      0.20%      0.20%
Net investment income                        5.01%*         5.11%       4.99%      5.29%      4.85%      2.93%
Expense waiver/reimbursement(b)              0.55%*         0.56%       0.57%      0.59%      0.39%      0.43%
SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                        $1,514,054     $1,256,710  $1,131,071   $937,662   $609,233   $265,030

 * Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS-INSTITUTIONAL SERVICE SHARES
U.S. TREASURY CASH RESERVES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         OCTOBER 31,
                                            1998                 YEAR ENDED APRIL 30,
                                         (UNAUDITED)      1998       1997       1996     1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.00         $ 1.00     $ 1.00     $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                       0.02           0.05       0.05       0.05      0.03
LESS DISTRIBUTIONS
Distributions from net
investment income                          (0.02)         (0.05)     (0.05)     (0.05)    (0.03)
NET ASSET VALUE, END OF PERIOD            $ 1.00         $ 1.00     $ 1.00     $ 1.00    $ 1.00
TOTAL RETURN(B)                             2.41%          4.97%      4.84%      5.17%     2.60%
RATIOS TO AVERAGE NET ASSETS
Expenses                                    0.45%*         0.45%      0.45%      0.45%     0.45%*
Net investment income                       4.76%*         4.87%      4.73%      4.97%     5.33%*
Expense waiver/reimbursement(c)             0.30%*         0.31%      0.32%      0.34%     0.39%*
SUPPLEMENTAL DATA
Net assets, end of period
(000 omitted)                           $833,058       $671,521   $446,344   $227,099   $60,508

 * Computed on an annualized basis.
 (a) Reflects operations for the period from December 15, 1994 (date of initial public investment) to April 30, 1995.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
U.S. TREASURY CASH RESERVES

OCTOBER 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. The Fund offers two classes of shares:
Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

RECLASSIFICATION

Certain amounts in the 1997 financial statements have been reclassified to conform to the 1998 presentation.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees (the "Trustee") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $2,347,112,463.

                                                                     SIX MONTHS
                                                                        ENDED
                                                                     OCTOBER 31,       YEAR ENDED
                                                                        1998            APRIL 30,
INSTITUTIONAL SHARES                                                 (UNAUDITED)           1998
Shares sold                                                          2,240,996,758   4,809,364,236
Shares issued to shareholders in payment of distributions declared       1,717,967       4,011,041
Shares redeemed                                                     (1,985,370,808) (4,687,736,118)
Net change resulting from Institutional Shares transactions            257,343,917     125,639,159
                                                                     SIX MONTHS
                                                                        ENDED
                                                                     OCTOBER 31,       YEAR ENDED
                                                                        1998            APRIL 30,
INSTITUTIONAL SERVICE SHARES                                         (UNAUDITED)           1998
Shares sold                                                          1,327,469,794   1,969,351,165
Shares issued to shareholders in payment of distributions declared       3,172,017       5,665,875
Shares redeemed                                                     (1,169,104,371) (1,749,840,398)
Net change resulting from Institutional Service Shares transactions    161,537,440     225,176,642
Net change resulting from share transactions                           418,881,357     350,815,801

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE
Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. For the period ended October 31, 1998, Institutional Shares fully waived its shareholder services fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Glen R. Johnson
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


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U.S. Treasury Cash Reserves

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1998
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com
Cusip 314186503
Cusip 314186305
2112510 (12/98)
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